Cover Page	Dec. 20, 2019
Cover page.
Entity File Number	1-6651
Document Type	8-K
Document Period End Date	Dec. 20, 2019
Entity Registrant Name	HILL-ROM HOLDINGS, INC.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1160484
Entity Address, Address Line One	130 E. Randolph St.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	819-7200
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HRC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000047518
Amendment Flag	false